Statements of Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Net sales	kr 874	kr 184,829
Research and development expenses	(241,371)	(149,826)
Administrative and selling expenses	(141,724)	(62,882)
Other operating income	2,501	4,385
Other operating expenses	0	(4,525)
Operating loss	(379,720)	(28,019)
Profit/(loss) from financial items
Loss before income tax	(436,151)	(32,501)
Income tax expense	(360)	(77)
Loss for the year	(436,511)	(32,578)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net sales	874	184,829
Research and development expenses	(227,027)	(149,826)
Administrative and selling expenses	(128,896)	(63,410)
Other operating income	2,482	4,385
Other operating expenses	0	(4,540)
Operating loss	(352,567)	(28,562)
Profit/(loss) from financial items
Profit/loss from participations in Group companies	4	(3,439)
Other interest received and similar items	559	926
Interest expense and similar items	(55,359)	(5,111)
Loss before income tax	(407,363)	(36,186)
Income tax expense	0
Loss for the year	kr (407,363)	kr (36,186)